Subsequent Events - Additional Information (Detail)	Nov. 06, 2025 $ / shares
Subsequent Event [Line Items]
Dividend payable	$ 0.3
ADR [Member]
Subsequent Event [Line Items]
Dividend payable	$ 1.2
O 2025 A Dividends [Member]
Subsequent Event [Line Items]
Dividend ,Payable date	Feb. 28, 2026
Dividends Payable, Date Declared	Nov. 06, 2025